Fair value measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value measurements
Fair value measurements

18.  Fair value measurements

Fair values are primarily determined using quoted market prices or standard pricing models using observable market inputs where available and are presented to reflect the expected gross future cash in/outflows.

Some of the Company’s financial assets are measured at fair value at the end of each reporting period.

2023

US$thousand	Notes	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents		$406	$—	$—	$406
Total		$406	$—	$—	$406

2022

US$thousand		Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents		$1,316	$—	$—	$1,316
Trade receivables	10	—	9,052	—	9,052
Total		$1,316	$9,052	$—	$10,368

During the three months ended March 31, 2023 no amounts were transferred between Level 1 and Level 2 of the fair value hierarchy and no amounts were transferred into or out of Level 3 of the fair value hierarchy for either other financial assets or other financial liabilities.

19.	Fair value measurements

Fair values are primarily determined using quoted market prices or standard pricing models using observable market inputs where available and are presented to reflect the expected gross future cash in/ outflows.

Some of the Company’s financial assets and financial liabilities are measured at fair value at the end of each reporting period.

The below tables show the fair values of assets measured at fair value on a recurring basis:

2022

US$ thousand	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	1,316	—	—	1,316
Trade receivables	—	9,052	—	9,052
Total	1,316	9,052	—	10,368

2021

US$ thousand	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	79	—	—	79
Trade receivables	—	2,551	—	2,551
Total	79	2,551	—	2,630

During the year no amounts were transferred between Level 1 and Level 2 of the fair value hierarchy and no amounts were transferred into or out of Level 3 of the fair value hierarchy for either other financial assets or other financial liabilities.

19.	Fair value measurements

Fair values are primarily determined using quoted market prices or standard pricing models using observable market inputs where available and are presented to reflect the expected gross future cash in/outflows.

Some of the Company’s financial assets and financial liabilities are measured at fair value at the end of each reporting period.

The below tables show the fair values of assets measured at fair value on a recurring basis:

2021

US$thousand	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	79	—	—	79
Trade receivables	—	2,551	—	2,551
Total	79	2,551	—	2,630

2020

US$thousand	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	110	—	—	110
Trade receivables	—	8,861	—	8,861
Total	110	8,861	—	8,971

January 1, 2020

US$thousand	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	264	—	—	264
Trade receivables	—	6,718	—	6,718
Total	264	6,718	—	6,982

During the year no amounts were transferred between Level 1 and Level 2 of the fair value hierarchy and no amounts were transferred into or out of Level 3 of the fair value hierarchy for either other financial assets or other financial liabilities.